Merger Transaction - Schedule of Equity Instruments Outstanding (Details) shares in Thousands	3 Months Ended
Mar. 31, 2025 shares
Merger Transaction - Schedule of Equity Instruments Outstanding (Details) [Line Items]
Total Common Stock, Shares	81,952
Total Common Stock, % of Common	100.00%
Total Common Stock, % of Voting	94.0%
Total Voting Shares, Shares	87,185
Total Voting Shares, % of Voting	100.0%
Public shareholders [Member]
Merger Transaction - Schedule of Equity Instruments Outstanding (Details) [Line Items]
Total Common Stock, Shares	2,077
Total Common Stock, % of Common	2.50%
Total Common Stock, % of Voting	2.4%
Inflection Point Holdings II LLC [Member]
Merger Transaction - Schedule of Equity Instruments Outstanding (Details) [Line Items]
Total Common Stock, Shares	6,250
Total Common Stock, % of Common	7.60%
Total Common Stock, % of Voting	7.2%
USARE LLC shareholders [Member]
Merger Transaction - Schedule of Equity Instruments Outstanding (Details) [Line Items]
Total Common Stock, Shares	72,748
Total Common Stock, % of Common	88.80%
Total Common Stock, % of Voting	83.4%
Shares issued to CCM (Issuance cost) [Member]
Merger Transaction - Schedule of Equity Instruments Outstanding (Details) [Line Items]
Total Common Stock, Shares	877
Total Common Stock, % of Common	1.10%
Total Common Stock, % of Voting	1.0%
Series A Preferred Stock - USARE LLC shareholders [Member]
Merger Transaction - Schedule of Equity Instruments Outstanding (Details) [Line Items]
Total Voting Shares, Shares	4,318
Total Voting Shares, % of Voting	4.9%
Series A Preferred Stock - PIPE Investors [Member]
Merger Transaction - Schedule of Equity Instruments Outstanding (Details) [Line Items]
Total Voting Shares, Shares	784
Total Voting Shares, % of Voting	0.9%
Series A Preferred Stock - Blitzer promissory note [Member]
Merger Transaction - Schedule of Equity Instruments Outstanding (Details) [Line Items]
Total Voting Shares, Shares	131
Total Voting Shares, % of Voting	0.2%